First Trust Multi Income Allocation Portfolio Annual Fund Operating Expenses - First Trust Multi Income Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.24%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	2.46%	[1]
Fee Waiver or Reimbursement	(1.29%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.17%

[1]	Expenses have been restated to reflect the current fiscal year.
[2]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, the Fund’s investment advisor will waive management fees in the amount of 0.40% of the Fund’s average daily net assets through May 1, 2027. The agreement may be terminated by the Trust’s Board of Trustees on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1, 2027 upon 60 days’ written notice.
[3]	The Fund’s investment advisor has agreed to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Class I shares (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) from exceeding 1.20% of the Fund’s average daily net assets at least through May 1, 2027. Expenses borne by the Fund’s investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) exceeding any of (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1, 2027 upon 60 days’ written notice.